Consolidated shareholders’ equity - Summary of Movements within Other Comprehensive Income (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Items not subsequently reclassifiable to profit or loss	€ 451,000,000	€ 797,000,000	[1]	€ 14,000,000	[1]
Items subsequently reclassifiable to profit or loss	2,313,000,000	2,510,000,000	[1]	(4,021,000,000)	[1]
Accumulated other comprehensive income | Items not subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [line items]
Actuarial gains/(losses) excluding investments accounted for using the equity method (see Note D.19.1.)	650,000,000	685,000,000		(266,000,000)
Actuarial gains/(losses) of investments accounted for using the equity method, net of taxes	4,000,000	1,000,000		(1,000,000)
Tax effects	(212,000,000)	(36,000,000)		45,000,000
Accumulated other comprehensive income | Items not subsequently reclassifiable to profit or loss | Equity instruments included in financial assets
Disclosure of analysis of other comprehensive income by item [line items]
Change in fair value (excluding investments accounted for using the equity method)	(4,000,000)	154,000,000		358,000,000
Change in fair value (investments accounted for using the equity method, net of taxes)	0	0		(14,000,000)
Equity risk hedging instruments designated as fair value hedges	17,000,000	11,000,000		(24,000,000)
Tax effects	(4,000,000)	(18,000,000)		(84,000,000)
Items not subsequently reclassifiable to profit or loss	451,000,000	797,000,000		14,000,000
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [line items]
Change in fair value (excluding investments accounted for using the equity method)	5,000,000	(6,000,000)		4,000,000
Change in fair value (investments accounted for using the equity method, net of taxes)	2,000,000	0		0
Tax effects	(1,000,000)	2,000,000		(2,000,000)
Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method)	2,643,000,000	2,719,000,000		(3,870,000,000)
Currency translation differences (investments accounted for using the equity method)	(11,000,000)	(6,000,000)		32,000,000
Hedges of net investments in foreign operations	(354,000,000)	(254,000,000)		180,000,000
Tax effects	91,000,000	71,000,000		(59,000,000)
Items subsequently reclassifiable to profit or loss	2,313,000,000	2,510,000,000		(4,021,000,000)
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Regeneron
Disclosure of analysis of other comprehensive income by item [line items]
Currency translation differences (investments accounted for using the equity method)	0	0		(318,000,000)
Tax effects				(2,000,000)
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Debt instruments
Disclosure of analysis of other comprehensive income by item [line items]
Change in fair value (excluding investments accounted for using the equity method)	(77,000,000)	(21,000,000)		15,000,000
Tax effects	15,000,000	5,000,000		(3,000,000)
Items subsequently reclassifiable to profit or loss	0	4,000,000		5,000,000
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Cash Flow And Fair Value Hedge
Disclosure of analysis of other comprehensive income by item [line items]
Items subsequently reclassifiable to profit or loss	2,000,000	12,000,000		1,000,000
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Items subsequently reclassifiable to profit or loss	40,000,000	€ 0		€ 0
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Foreign Currency Translation | EUROAPI
Disclosure of analysis of other comprehensive income by item [line items]
Items subsequently reclassifiable to profit or loss	€ 35,000,000

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.